Long-term Investments (Detail Textuals)	1 Months Ended	12 Months Ended
	Nov. 27, 2017 shares Day $ / shares	Dec. 31, 2019 Year $ / shares shares	Dec. 31, 2018 $ / shares
Disclosure of transactions between related parties [line items]
Expected life | Year		2.91
Risk free interest rate		1.68%
Expected annualized volatility		158.71%
Expected dividend yield
Fair value of warrants		$ 0.02
Share price used for fair value		$ 0.30	$ 0.10
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) [Member] | Subscription agreement [Member]
Disclosure of transactions between related parties [line items]
Number of units purchased | shares	1,666,667	1,666,667
Number of common shares issued to purchase warrant | shares	1,666,667	1,666,667
Share price	$ 0.20
Closing price	$ 0.25
Expiry date of warrant	Nov. 27, 2022
Notice period of agreement	30 days
Number of common share entitle | shares	1
Number of consecutive trading days | Day	10